Subsidiaries - Detailed Information of Equity Transactions (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CHIEF Share-Based Payment [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Cash consideration received from noncontrolling interests	$ 39	$ 29	$ 75
The proportionate share of the carrying amount of the net assets of the subsidiary transferred to noncontrolling interests	(17)	(17)	(49)
Differences arising from equity transactions	22	12	26
Additional paid-in capital - arising from changes in equities of subsidiaries	22	12	26
SENAO not Proportionately participating in the Capital Increase of Youth [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Cash consideration received from noncontrolling interests			0
The proportionate share of the carrying amount of the net assets of the subsidiary transferred to noncontrolling interests			0
Differences arising from equity transactions			0
Additional paid-in capital - arising from changes in equities of subsidiaries			0
IISI Share-Based Payment [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Cash consideration received from noncontrolling interests		4	7
The proportionate share of the carrying amount of the net assets of the subsidiary transferred to noncontrolling interests		(1)	(7)
Differences arising from equity transactions		3	0
Additional paid-in capital - arising from changes in equities of subsidiaries		3	$ 0
CHTSC Share-Based Payment [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Cash consideration received from noncontrolling interests	35	21
The proportionate share of the carrying amount of the net assets of the subsidiary transferred to noncontrolling interests	(30)	(19)
Differences arising from equity transactions	5	2
Additional paid-in capital - arising from changes in equities of subsidiaries	5	$ 2
Chunghwa Not Proportionately Participating in the Capital Increase of CHST[Member]
Disclosure Of Classes Of Share Capital [Line Items]
Cash consideration received from noncontrolling interests	15
The proportionate share of the carrying amount of the net assets of the subsidiary transferred to noncontrolling interests	(10)
Differences arising from equity transactions	5
Additional paid-in capital - arising from changes in equities of subsidiaries	$ 5